UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

1031 South Caldwell Street

Suite 200

Charlotte, NC 28203

(Address of principal executive offices)(zip code)

1031 South Caldwell Street

Suite 200

Charlotte, NC 28203

(Name and address of agent for service)

Registrant's telephone number, including area code: (704) 714-7711

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments

Queens Road Value Fund

SCHEDULE OF INVESTMENTS

As of 08/31/2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 94.8%
	Aerospace/Defense – 5.3%
8,000	General Dynamics Corp.	$1,547,200
6,600	United Technologies Corp.	869,220
		2,416,420
	Apparel – 1.7%
8,500	VF Corp.	783,105

	Banks – 6.0%
14,500	Bank of New York Mellon Corp.	756,175
9,000	JPMorgan Chase & Co.	1,031,220
11,000	State Street Corp.	956,010
		2,743,405
	Chemicals – 3.0%
12,000	LyondellBasell Industries NV, Class A	1,353,360

	Computers – 4.4%
3,984	DXC Technology Co.	362,903
46,378	Hewlett Packard Enterprise Co.	766,628
5,500	International Business Machines Corp.	805,640
1,992	Perspecta, Inc.	46,334
		1,981,505
	Cosmetics/Personal Care – 3.7%
8,800	Procter & Gamble Co.	729,960
16,400	Unilever PLC ADR	932,668
		1,662,628
	Diversified Financial Services – 11.2%
18,000	American Express Co.	1,907,640
9,000	Ameriprise Financial, Inc.	1,277,640
10,000	Franklin Resources, Inc.	317,400
28,800	Jefferies Financial Group, Inc.	668,736
7,900	T Rowe Price Group, Inc.	915,531
		5,086,947
	Electric – 4.3%
13,000	American Electric Power Co., Inc.	932,490
8,284	Duke Energy Corp.	672,992
8,400	Southern Co.	367,752
		1,973,234
	Electronics – 2.7%
3,400	Allegion PLC	296,548
20,000	Corning, Inc.	670,200
3,150	Fortive Corp.	264,537
		1,231,285

Queens Road Value Fund

SCHEDULE OF INVESTMENTS

As of 08/31/2018 (Unaudited)

Number of Shares		Value
	Engineering & Construction – 0.6%
9,076	nVent Electric PLC	$254,945

	Environmental Control – 0.9%
9,076	Pentair PLC	394,625

	Food – 1.2%
3,000	Kraft Heinz Co.	174,810
9,000	Mondelez International, Inc., Class A	384,480
		559,290
	Healthcare-Products – 2.1%
6,300	Danaher Corp.	652,302
3,022	Medtronic PLC	291,351
		943,653
	Healthcare-Services – 4.2%
7,300	Anthem, Inc.	1,932,529

	Household Products/Wares – 2.9%
7,586	Clorox Co.	1,099,818
1,717	Kimberly-Clark Corp.	198,382
		1,298,200
	Insurance – 4.2%
3	Berkshire Hathaway, Inc., Class A*	947,400
10,000	Prudential Financial, Inc.	982,500
		1,929,900
	Internet – 0.5%
12,000	Symantec Corp.	241,920

	Media – 3.7%
30,500	Twenty-First Century Fox, Inc.	1,384,700
10,000	Viacom, Inc., Class B	292,800
		1,677,500
	Miscellaneous Manufacturing – 7.2%
3,600	3M Co.	759,312
18,000	Eaton Corp. PLC	1,496,520
10,200	Ingersoll-Rand PLC	1,033,158
		3,288,990
	Oil & Gas – 0.8%
4,700	Exxon Mobil Corp.	376,799

	Pharmaceuticals – 6.4%
5,000	Bristol-Myers Squibb Co.	302,750
9,000	GlaxoSmithKline PLC ADR	364,500
13,820	Merck & Co., Inc.	947,914
31,000	Pfizer, Inc.	1,287,120
		2,902,284

Queens Road Value Fund

SCHEDULE OF INVESTMENTS

As of 08/31/2018 (Unaudited)

Number of Shares		Value
	Retail – 1.5%
4,225	McDonald's Corp.	$685,422

	Semiconductors – 2.8%
26,000	Intel Corp.	1,259,180

	Software – 5.8%
6,368	Micro Focus International PLC ADR	108,447
11,500	Microsoft Corp.	1,291,795
25,000	Oracle Corp.	1,214,500
		2,614,742
	Telecommunications – 6.7%
22,443	AT&T, Inc.	716,829
37,500	Cisco Systems, Inc.	1,791,375
10,000	Verizon Communications, Inc.	543,700
		3,051,904
	Transportation – 1.0%
3,000	Union Pacific Corp.	451,860

	Total Common Stocks (Cost $22,559,291)	43,095,632

Principal Amount
	Short-Term Investments – 5.1%
	Demand Deposit – 5.1%
$2,310,441	U.S. Bank Money Market Deposit Account, 0.30%**	2,310,441

	Total Short-Term Investments (Cost $2,310,441)	2,310,441

	Total Investments – 99.9% (Cost $24,869,732)	45,406,073
	Other Assets in Excess of Liabilities – 0.1%	36,940

	Total Net Assets –100.0%	$45,443,013

ADR	– American Depositary Receipt
PLC	– Public Limited Company
*	Non-income Producing.
**	Variable rate security; the coupon rate shown represents the yield at August 31, 2018.

See	accompanying Notes to Schedule of Investments.

Queens Road Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of 08/31/2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 72.0%
	Aerospace/Defense – 1.6%
9,484	Astronics Corp.*	$412,649
4,859	Astronics Corp., Class B*	211,366
115	Cubic Corp.	8,706
39,931	Ducommun, Inc.*	1,624,792
		2,257,513
	Apparel – 4.2%
37,912	Deckers Outdoor Corp.*	4,619,198
63,839	Delta Apparel, Inc.*	1,184,214
		5,803,412
	Auto Parts & Equipment – 0.8%
25,000	Tenneco, Inc.	1,069,750

	Chemicals – 2.3%
56,381	CSW Industrials, Inc.*	3,157,336

	Computers – 2.8%
93,644	Syntel, Inc.*	3,815,057

	Distribution/Wholesale – 1.8%
34,574	Anixter International, Inc.*	2,492,785

	Diversified Financial Services – 1.4%
94,363	Hilltop Holdings, Inc.	1,958,032

	Electrical Components & Equipment – 0.4%
17,600	Graham Corp.	489,456

	Electronics – 7.7%
29,610	SYNNEX Corp.	2,871,282
41,552	Tech Data Corp.*	3,022,908
200,777	Vishay Intertechnology, Inc.	4,778,492
		10,672,682
	Food – 0.8%
57,879	Darling Ingredients, Inc.*	1,144,847

	Forest Products & Paper – 2.2%
75,842	Schweitzer-Mauduit International, Inc.	3,086,011

	Gas – 6.8%
72,040	New Jersey Resources Corp.	3,285,024
53,741	South Jersey Industries, Inc.	1,783,126
81,402	UGI Corp.	4,399,778
		9,467,928

Queens Road Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of 08/31/2018 (Unaudited)

Number of Shares		Value
	Healthcare-Products – 1.2%
15,000	STERIS PLC	$1,716,300

	Insurance – 7.6%
12,145	American National Insurance Co.	1,558,689
8,495	Aspen Insurance Holdings Ltd.	349,569
28,932	CNO Financial Group, Inc.	625,221
26,226	Crawford & Co., Class B	228,691
5,410	EMC Insurance Group, Inc.	138,929
71,182	Horace Mann Educators Corp.	3,295,727
56,217	RLI Corp.	4,327,022
		10,523,848
	Machinery-Construction & Mining – 2.4%
47,942	Oshkosh Corp.	3,368,405

	Machinery-Diversified – 3.0%
86,807	Graco, Inc.	4,080,797

	Media – 5.5%
87,021	Meredith Corp.	4,494,635
74,712	Scholastic Corp.	3,140,892
		7,635,527
	Metal Fabricate/Hardware – 2.0%
65,041	LB Foster Co.*	1,479,683
25,000	Timken Co.	1,216,250
		2,695,933
	Miscellaneous Manufacturing – 5.3%
3,900	Chase Corp.	483,405
9,330	Colfax Corp.*	325,804
134,875	Fabrinet*	6,456,466
		7,265,675
	Pharmaceuticals – 0.6%
10,399	Owens & Minor, Inc.	176,575
16,967	Prestige Consumer Healthcare, Inc.*	653,229
		829,804
	Semiconductors – 1.7%
48,064	Synaptics, Inc.*	2,319,569

	Software – 2.1%
76,487	CSG Systems International, Inc.	2,856,789

	Telecommunications – 2.9%
10,569	InterDigital, Inc.	873,000
46,879	Plantronics, Inc.	3,151,206
		4,024,206
	Textiles – 2.1%
15,529	UniFirst Corp.	2,875,971

Queens Road Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of 08/31/2018 (Unaudited)

Number of Shares		Value
	Trucking & Leasing – 2.8%
67,083	Greenbrier Cos., Inc.	$3,890,814

	Total Common Stocks (Cost $57,934,534)	99,498,447

	Closed-end Funds – 0.9%
105,338	Sprott Physical Gold and Silver Trust**	1,237,722

	Total CLOSED-END Funds (Cost $1,297,334)	1,237,722

Principal Amount
	Short-Term Investments – 27.1%
	Demand Deposit – 16.3%
$22,566,691	U.S. Bank Money Market Deposit Account, 0.30%***	22,566,691

	U.S. Treasury Bills – 10.8%
2,500,000	1.91%, 9/6/2018	2,499,338
2,500,000	1.90%, 9/13/2018	2,498,414
2,500,000	1.90%, 9/20/2018	2,497,496
2,500,000	1.97%, 10/25/2018	2,492,621
2,500,000	2.03%, 11/15/2018	2,489,807
2,500,000	2.08%, 11/29/2018	2,487,652
		14,965,328
	Total Short-Term Investments (Cost $37,531,156)	37,532,019

	Total Investments – 100.0% (Cost $96,763,024)	138,268,188
	Other Assets in Excess of Liabilities – 0.0%	2,196

	Total Net Assets –100.0%	$138,270,384

PLC	– Public Limited Company
*	Non-income Producing.
**	Passive foreign investment company.
***	Variable rate security; the coupon rate shown represents the yield at August 31, 2018.

See	accompanying Notes to Schedule of Investments.

Notes to Schedules of Investments (Unaudited)

Security Valuation

Securities, including common stocks and closed-end funds, which are traded on a national securities exchange are valued at the last quoted sales price, and are generally classified as a Level 1 investment. Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and are generally classified as a Level 1 investment. If there are no sales reported, the Funds’ portfolio securities will be valued using the last reported bid price. Short-term obligations may be valued using amortized cost, which approximates fair value, and are generally classified as a Level 2 investment. Debt securities are priced by an independent pricing service. The pricing service may use one or more pricing models. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and are generally classified as a Level 3 investment.

In accordance with generally accounting principles accepted in the United States of America (“GAAP”), fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common stocks, closed-end funds, demand deposits and mutual funds are generally categorized as Level 1.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Fixed income securities, repurchase agreements, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Funds did not hold any Level 3 securities during the period ended August 31, 2018. There were no transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of August 31, 2018:

Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$43,095,632	$-	$-	$43,095,632
Short-Term Investments	2,310,441	-	-	2,310,441
Total	$45,406,073	$-	$-	$45,406,073

Small Cap Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$99,498,447	$-	$-	$99,498,447
Closed-End Funds	1,237,722	-	-	1,237,722
Short-Term Investments	22,566,691	14,965,328	-	37,532,019
Total	$123,302,860	$14,965,328	$-	$138,268,188

*	All sub-categories within common stocks represent Level 1 evaluation status. See Schedules of Investments for industry categories.

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bragg Capital Trust

/s/ Steven H. Scruggs
By: Steven H. Scruggs

President

October 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven H. Scruggs
By: Steven H. Scruggs

President

October 22, 2018

/s/ Benton S. Bragg
By: Benton S. Bragg

Treasurer

October 22, 2018